Principal accounting policies (Schedule of Property and Equipment Estimated Useful Lives and Residual Rate) (Details)	12 Months Ended
Dec. 31, 2016
Buildings [Member]
Property and equipment [Line Items]
Estimated useful lives	40 years
Residual rate (as a percent)	0.00%
Servers, computers and equipment [Member]
Property and equipment [Line Items]
Estimated useful lives	3 years
Servers, computers and equipment [Member] | Minimum [Member]
Property and equipment [Line Items]
Residual rate (as a percent)	0.00%
Servers, computers and equipment [Member] | Maximum [Member]
Property and equipment [Line Items]
Residual rate (as a percent)	5.00%
Leasehold improvements [Member]
Property and equipment [Line Items]
Residual rate (as a percent)	0.00%
Leasehold improvements [Member] | Maximum [Member]
Property and equipment [Line Items]
Estimated useful lives	5 years
Decoration of buildings [Member]
Property and equipment [Line Items]
Estimated useful lives	10 years
Residual rate (as a percent)	0.00%
Motor vehicles [Member]
Property and equipment [Line Items]
Estimated useful lives	4 years
Residual rate (as a percent)	5.00%
Furniture, fixture and office equipment [Member]
Property and equipment [Line Items]
Estimated useful lives	5 years
Furniture, fixture and office equipment [Member] | Minimum [Member]
Property and equipment [Line Items]
Residual rate (as a percent)	0.00%
Furniture, fixture and office equipment [Member] | Maximum [Member]
Property and equipment [Line Items]
Residual rate (as a percent)	5.00%